Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2014	242,551
2015	448,716
2016	417,343
2017	371,709
2018	198,759
2019 and thereafter	433,158
2,112,236